Average Annual Total Returns - Carillon Reams Core Plus Bond Fund	Mar. 01, 2021
BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class A
Average Annual Return:
1 Year	11.67%
5 Years
10 Years
Since Inception	6.37%
Inception Date	Nov. 20, 2017
Class A | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class C
Average Annual Return:
1 Year	15.27%
5 Years
10 Years
Since Inception	6.93%
Inception Date	Nov. 20, 2017
Class C | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class I
Average Annual Return:
1 Year	16.56%
5 Years	6.40%
10 Years	5.17%
Since Inception
Inception Date	Nov. 25, 1996
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	13.96%
5 Years	4.83%
10 Years	3.66%
Since Inception
Inception Date	Nov. 25, 1996
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.84%
5 Years	4.24%
10 Years	3.38%
Since Inception
Inception Date	Nov. 25, 1996
Class R-3
Average Annual Return:
1 Year	15.85%
5 Years
10 Years
Since Inception	7.46%
Inception Date	Nov. 20, 2017
Class R-3 | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class R-5
Average Annual Return:
1 Year	16.45%
5 Years
10 Years
Since Inception	8.05%
Inception Date	Nov. 20, 2017
Class R-5 | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class R-6
Average Annual Return:
1 Year	16.56%
5 Years
10 Years
Since Inception	8.16%
Inception Date	Nov. 20, 2017
Class R-6 | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class Y
Average Annual Return:
1 Year	16.12%
5 Years	5.98%
10 Years	4.78%
Since Inception
Inception Date	Nov. 12, 2009